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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment  [  ]; Amendment Number:
         This Amendment (Check only one):  [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Alleghany Corporation
Address:          375 Park Avenue
                  New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter R. Sismondo
Title:            Vice President, Controller, Treasurer and Assistant Secretary
Phone:            212-752-1356

Signature, Place, and Date of Signing:

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
   /s/Peter R. Sismondo                   New York, NY            November 13, 2002
   -----------------------------------------------------------------------------
                  [Signature]             [City, State]                  [Date]
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Report Type (Check only one):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

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
Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          45
Form 13F Information Table Value Total:   $ 457,955
                                            (thousands)
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List of Other Included Managers:  None
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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/2002


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
     COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6       COLUMN 7   COLUMN 8
                                                                                      INVESTMENT                  VOTING
   NAME OF ISSUER            TITLE OF CLASS    CUSIP     MARKET     SHRS OR  SH/ PUT/ DISCRETION      MANAGER    AUTHORITY
                                                          VALUE    PRIN AMT  PRN CALL SOLE SHRD OTHER         SOLE SHRD NONE
                                                         (X 1000)                      (A) (B)   (C)          (A)  (B)  (C)
AMB PROPERTY CORP                COM          00163T109     592       20,500 SH             X                  X
ALLIANT ENERGY CORP              COM          018802108   2,673      138,850 SH             X                  X
AMLI RESIDENTIAL PPTYS TR        SH BEN INT   001735109     110        5,000 SH             X                  X
AMEREN CORP                      COM          023608102   4,165      100,000 SH             X                  X
AON CORP                         COM          037389103     102        4,981 SH             X                  X
APARTMENT INVT & MGMT CO         CL A         03748R101     777       20,000 SH             X                  X
ARCH COAL INC                    COM          039380100  14,895      900,000 SH             X                  X
ARCHSTONE-SMITH TR               COM          039583109   1,148       48,093 SH             X                  X
ASSOCIATED BANC CORP             COM          045487105   1,214       38,264 SH             X                  X
AVALONBAY CMNTYS INC             COM          053484101   1,115       26,664 SH             X                  X
BRE PROPERTIES INC               CL A         05564E106     958       31,150 SH             X                  X
BALDWIN & LYONS INC              CL B         057755209     530       24,260 SH             X                  X
BANK ONE CORP                    COM          06423A103     702       18,775 SH             X                  X
BARRICK GOLD CORP                COM          067901108     824       53,000 SH        X                       X
BERKSHIRE HATHAWAY INC DEL       CL B         084670207   2,788        1,131 SH             X                  X
BOSTON PROPERTIES INC            COM          101121101   1,352       36,350 SH             X                  X
BURLINGTON NORTHN SANTA FE       COM          12189T104 382,720   16,000,000 SH             X                  X
CHARTER ONE FINL INC             COM          160903100     892       30,007 SH             X                  X
CINERGY CORP                     COM          172474108   3,143      100,000 SH             X                  X
COMMERCE GROUP INC MASS          COM          200641108     647       20,000 SH             X                  X
DQE INC                          COM          23329J104   1,500      100,000 SH             X                  X
FEDERAL REALTY INVT TR           SH BEN INT   313747206     935       34,640 SH             X                  X
FIFTH THIRD BANCORP              COM          316773100     512        8,362 SH             X                  X
FIRST FED CAP CORP               COM          319960100   3,145      161,884 SH             X                  X
FIRST INDUSTRIAL REALTY TRUS     COM          32054K103     824       26,600 SH             X                  X
GENERAL GROWTH PPTYS INC         COM          370021107     760       14,750 SH             X                  X
GREAT PLAINS ENERGY INC          COM          391164100   1,915      100,000 SH             X                  X
HARLEYSVILLE GROUP INC           COM          412824104   2,163       82,400 SH             X                  X
HERCULES INC                     COM          427056106     921      100,000 SH        X                       X
LONGVIEW FIBRE CO                COM          543213102   4,858      700,000 SH             X                  X
MACERICH CO                      COM          554382101     970       31,310 SH             X                  X
MACK CALI RLTY CORP              COM          554489104   1,150       35,800 SH             X                  X
MARSHALL & ILSLEY CORP           COM          571834100     558       20,000 SH             X                  X
MERCHANTS GROUP INC              COM          588539106     513       22,300 SH             X                  X
MERCURY GENL CORP NEW            COM          589400100     886       20,700 SH             X                  X
PHILIP MORRIS COS INC            COM          718154107     970       25,000 SH             X                  X
PROGRESSIVE CORP OHIO            COM          743315103   1,975       39,000 SH             X                  X
RLI CORP                         COM          749607107     770       14,343 SH             X                  X
SAFECO CORP                      COM          786429100   3,178      100,000 SH             X                  X
TECO ENERGY INC                  COM          872375100   1,588      100,000 SH             X                  X
TAUBMAN CTRS INC                 COM          876664103     636       44,700 SH             X                  X
UNITED FIRE & CAS CORP           COM          910331107   2,572       75,684 SH             X                  X
WELLS FARGO & CO                 COM          949746101   1,064       22,094 SH             X                  X
WESTAR ENERGY INC                COM          95709T100   1,006      100,000 SH             X                  X
XL CAPL LTD                      CL A         G98255105   1,239       16,854 SH             X                  X

GRAND TOTAL                                             457,955   19,613,446
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